UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-10041

                           JNL Investors Series Trust
               (Exact name of registrant as specified in charter)

                    1 Corporate Way, Lansing, Michigan 48951
                    (Address of principal executive offices)

           225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
                               (Mailing Address)

                              Steven J. Fredricks
                     Jackson National Asset Management, LLC
                       225 West Wacker Drive, Suite 1200
                            Chicago, Illinois 60606
                     (Name and Address of agent of service)

Registrant's telephone number, including area code:  (312) 338-5856

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2009 - June 30, 2010

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of
information under the clearance requirements of 44 U.S.C.   3507.

ITEM 1. PROXY VOTING RECORD.





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10041
Reporting Period: 07/01/2009 - 06/30/2010
JNL Investors Series Trust




============================ JNL MONEY MARKET FUND =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== JNL/PPM AMERICA TOTAL RETURN FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     JNL Investors Series Trust


By:  /s/ Mark D. Nerud
     Mark D. Nerud
     -------------
     Principal Executive Officer

Date: August 27, 2010